Share Capital	6 Months Ended
Apr. 30, 2023
Share Capital [Abstract]
Share Capital
6.	Share Capital

a.	The Company’s authorized share capital is unlimited common shares without par value share. As of April 30, 2023, the number of shares issued and outstanding are 6,996,165 (October 31, 2022 - 1,319,770).

b.	On September 30, 2022, the Company effected a 1-for-30 share consolidation (reverse share split) of its issued and outstanding shares. All share amounts and instruments convertible into shares have been retroactively restated for all periods presented.

c.	Share transactions during the six months ended April 30, 2023:

(i)	On November 14, 2022, the Company completed an underwritten public offering of 1,153,847 shares at a price to the public of US$6.50 per share, for aggregate gross proceeds of US$7.5 million, prior to deducting underwriting discounts and offering expenses. The offering closed on November 17, 2022. Net proceeds received were $6,363,906.

In addition, the Company granted Aegis Capital Corp. (“Aegis”), who acted as the underwriters for the deal, a 45-day option to purchase up to 173,077 additional common shares, equal to 15% of the number of shares sold in the offering solely to cover over-allotments, if any (“Over-Allotment”). The public purchase price per additional common share would have been US$6.50 per share. The Over-Allotment was not exercised.

Aegis received 57,692 underwriter warrants, each such warrant entitling the agents to receive one common share upon payment of US $8.125 per share, exercisable six months after the commencement of sales of this offering and expiring on a date which is no more than five years after the commencement of sales of the offering. The fair value for underwriter warrants total of $282,287 and have been credited to the warrant reserve. The fair value has been estimated using the Black-Scholes option pricing model assuming no expected dividends or forfeitures and the following weighted average assumptions:

Risk-free interest rate	1.43%
Expected life (in years)	5
Expected volatility	107%

In connection with the offering, the Company’s common shares were approved for listing on the Nasdaq and began trading on the Nasdaq under the symbol “CMND” on November 15, 2022.

Following the public offering, Medigus were entitled to receive 44,829 shares and 2,241 warrants pursuant to an anti-dilution clause included in the agreement signed between the Company and Medigus on June 29, 2022. On May 23, 2023, the Company issued the 44,829 shares and 2,241 warrants.

The anti-dilution feature was recorded as a derivative liability as of October 31, 2022 and has been classified to equity upon completion of the IPO.

(ii)

On January 16, 2023, 4,824 shares were issued in respect of RSU’s that had been fully vested. The RSU’s had a fair value of $39,975 at the time of issuance.

On February 22, 2023, 12,006 shares were issued in respect of fully vested RSU’s that had been fully vested. The RSU’s had a fair value of $110,096 at the time of issuance.

(iii)

On April 6, 2023 the Company completed an underwritten public offering of 3,097,459 shares at a price to the public of US$0.78 per share and pre-funded warrants to purchase 1,398,959 Common Shares at a price to the public of US$0.779 per pre-funded warrant (“Pre-Funded Warrants”), for aggregate gross proceeds of US$3.5 million. The Pre-Funded Warrants were exercisable at $0.001 into one common share, and all the Pre-Funded Warrants were exercised by April 30, 2023. In addition, each April 2023 Public Offering shareholder and each Pre-Funded Warrant holder received a common warrant, which is immediately exercisable, will expire five years from the date of issuance and have an exercise price of US$0.78 per common share (“April 2023 Public Offering Warrant”).  Net proceeds received were $2,931,207.

d.	Share transactions during the six months ended April 30, 2022:

(i)	On November 26, 2021, the Company issued 1,333 common shares with a fair value of $21,100 to the CSO as per the agreement.

(ii)	On February 14, 2022, the Company issued 1,334 common shares with a fair value of $17,584 to the CSO.

(iii)	On February 14, 2022, the Company closed a share purchase agreement with Medigus, whereby the Company issued a total of 66,244 units to Medigus in consideration for US$750,000 (“Cash Financing”) and 27,778 common shares of Medigus (“Share Exchange”). Each unit is comprised of one common share and one warrant, with each warrant exercisable for a period of 18 months at CAD$60.00 per share.

Pursuant to the Cash Financing, the Company issued 39,747 units at $24.00 per unit for proceeds of $698,897.

In connection with the Cash Financing, the Company incurred finder’s fees of $69,890, which have been charged to the condensed interim statement of changes in equity.

Pursuant to the Share Exchange, the Company issued 26,498 units with a fair value of $455,487, consisting of common shares with a fair value of $372,745 and warrants with a fair value of $82,742. The fair value of the warrants was determined using the Black-Scholes option pricing model with the following assumptions: Risk-free rate of 1.43%, expected life of 1.5 years, and volatility of 107.46%.

In connection with the Share Exchange, the Company incurred finder’s fees of $50,000, which were allocated to the base cost of the shares in Medigus.

In addition, Medigus will be entitled to 10% of the initial equity of a potential venture in the area of psychedelics, in connection with a research project currently conducted according to an agreement between the Company and the commercialization arm of a leading Israeli academic institution.